Subsequent Event (Details Narrative) - USD ($)		12 Months Ended
	Jan. 09, 2026	Dec. 31, 2025	May 31, 2026
Subsequent Event [Line Items]
Share Price			$ 1.50
Subsequent Event [Member]
Subsequent Event [Line Items]
Proceeds from Issuance of Private Placement	$ 399,999
Kevin Westenburg [Member]
Subsequent Event [Line Items]
Purchase Of private placement shares		33,333
Stock purchase agreements [Member]
Subsequent Event [Line Items]
Common Stock, Capital Shares Reserved for Future Issuance		266,666
Share Price		$ 1.50